SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
SEGMENTED INFORMATION
Schedule of geographic segments

	December 31, 2017	December 31, 2016
Equipment
Canada	19	39
Greenland	30	15

Total	49	54

	December 31, 2017	December 31, 2016
Exploration and evaluation assets
Canada	1,817	1,732
Greenland	48,671	36,607
United States	6	3

Total	50,494	38,342